UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22430

Man Long Short Fund

(Exact name of registrant as specified in charter)

Man Investments (USA) LLC

452 Fifth Avenue, 25th Floor, New York, NY 10018

(Address of principal executive offices)

Orly Lax

Man Investments (USA) LLC

452 Fifth Avenue, 25th Floor, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 335-1244

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 through June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Calypso Global Opportunities Fund, Ltd.	N/A	N/A	16-Nov-11

Approve audited financial statements; re-appointment of auditor; determine maximum number of Directors; elect Directors for upcoming year; authourize Directors to appoint Alternate Directors; and approve Directors fees.

					Issuer	Yes	For	For
Lansdowne UK Equity Fund Limited	N/A	N/A	20-Dec-11

Change the name of the Fund; amend the investment approach of the Fund; reorganize the current fund structure into a "master/feeder" fund; and adopt evised Memorandum and Articles of Association of the Fund (the "Articles") to facilitate the proposed reorganisation.

					Issuer	Yes	For	For
Henderson Horizon Fund	N/A	N/A	30-Jan-12	Amend articles of Incorporation	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Man Long Short Fund

By (Signature and Title)*    /s/ Jordan Allen

Jordan Allen, President

Date:                July 31, 2012

* Print the name and title of each signing officer under his or her signature.